OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2013	2014

Employees and payroll accruals	$2,831	$3,455
Accrued expenses	4,749	6,479
Deferred revenues	327	451
Government authorities	409	287
Income tax payable and tax provision	1,068	1,085
Others	47	122

	$9,431	$11,879